UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4054

Oppenheimer Rochester AMT - Free New York Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2019

Item 1. Reports to Stockholders.

Semiannual Report 3/31/2019

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer Rochester® **AMT-Free New York Municipal Fund**

Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund's updated report is available on our website (**oppenheimerfunds.com**). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling **1.800.225.5677.**

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays Municipal Index
6-Month	4.57%	-0.40%	4.63%
1-Year	8.91	3.74	5.38
5-Year	5.61	4.58	3.73
10-Year	8.15	7.62	4.72

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 4.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectus and summary prospectus for more information on share classes and sales charges.

Our Twitter handle is @RochesterFunds.

3 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES

Higher Education	12.5%
Tobacco Master Settlement Agreement	11.2
Highways/Commuter Facilities	8.5
Hospital/Healthcare	7.7
Real Estate	7.5
Electric Utilities	6.8
Special Tax	5.1
General Obligation	4.7
Not-for-Profit Organization	4.2
Sales Tax Revenue	3.5

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019 and are based on total assets.

CREDIT ALLOCATION

	NRSRO- Rated	Sub- Adviser- Rated	Total
AAA	6.2%	0.7%	6.9%
AA	28.7	0.0	28.7
A	23.7	0.1	23.8
BBB	11.7	7.7	19.4
BB or lower	10.8	10.4	21.2
Total	81.1%	18.9%	100.0%

The percentages above are based on the market value of the securities as of March 31, 2019 and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as S&P Global Ratings (S&P). For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub-adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories – AAA, AA, A, and BBB – are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

4 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Performance

DISTRIBUTION YIELDS

As of 3/31/19

	Without Sales Charge	With Sales Charge
Class A	3.01%	2.86%
Class C	2.13	N/A
Class Y	3.27	N/A

STANDARDIZED YIELDS

For the 30 Days Ended 3/31/19
Class A	2.36%
Class C	1.72
Class Y	2.70

TAXABLE EQUIVALENT YIELDS

As of 3/31/19
Class A	4.40%
Class C	3.21
Class Y	5.03

UNSUBSIDIZED STANDARDIZED YIELDS

For the 30 Days Ended 3/31/19
Class A	2.34%
Class C	1.72
Class Y	2.70

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPNYX)	8/16/84	4.57%	8.91%	5.61%	8.15%	6.49%
Class C (ONYCX)	8/29/95	4.26	8.08	4.82	7.31	4.26
Class Y (ONYYX)	1/31/11	4.78	9.25	5.87	N/A	6.64

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPNYX)	8/16/84	-0.40%	3.74%	4.58%	7.62%	6.34%
Class C (ONYCX)	8/29/95	3.26	7.08	4.82	7.31	4.26
Class Y (ONYYX)	1/31/11	4.78	9.25	5.87	N/A	6.64

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investments. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75% and for Class C, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares.

The Fund’s performance is compared to the performance of the Bloomberg Barclays Municipal Index, an index of a broad range of investment-grade municipal bonds that measures the performance of the general municipal bond market. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not

5 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.029 for the 35-day accrual period ended March 26, 2019. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value (NAV) on March 26, 2019; for the yield with charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class C and Y are annualized based on dividends of $0.0206 and $0.0316, respectively, for the 35-day accrual period ended March 26, 2019 and on the corresponding net asset values on that date.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended March 31, 2019 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income earned for the 30-day period ended March 31, 2019. The calculation excludes any expense reimbursements and thus may result in a lower yield.

Taxable equivalent yield is based on the standardized yield and the 2019 top federal and New York State tax rate of 46.36% (48.80% for residents of New York City). Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. This Report must be preceded or accompanied by a Fund prospectus.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges, and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency,

6 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

and involve investment risks, including the possible loss of the principal amount invested.

7 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Actual	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During 6 Months Ended March 31, 2019
Class A	$ 1,000.00	$ 1,045.70	$ 6.50
Class C	1,000.00	1,042.60	10.44
Class Y	1,000.00	1,047.80	5.32

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.60	6.41
Class C	1,000.00	1,014.76	10.30
Class Y	1,000.00	1,019.75	5.25

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2019 are as follows:

Class	Expense Ratios
Class A	1.27%
Class C	2.04
Class Y	1.04

9 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—105.4%
New York—94.7%
$125,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900%	07/01/2021	$124,994
125,000	Albany County, NY IDA (Wildwood Programs)[1]	5.000	07/01/2026	124,690
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375	07/01/2026	521,825
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625	07/01/2031	520,320
1,000,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875	07/01/2041	1,036,140
200,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2027	236,286
200,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2032	229,790
110,000	Albany, NY IDA (Sage Colleges)	5.250	04/01/2019	110,287
3,765,000	Albany, NY IDA (Sage Colleges)	5.300	04/01/2029	3,515,305
570,000	Amherst, NY Devel. Corp. (Daemen College)[1]	5.000	10/01/2024	629,508
8,755,000	Brookhaven, NY IDA (Dowling College)[2,3]	6.750	11/01/2032	88
215,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2036	244,010
8,850,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000	07/15/2042	9,878,901
270,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375	10/01/2041	288,055
130,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000	10/01/2031	140,768
160,000	Buffalo & Erie County, NY Industrial Land Devel. (Charter School for Applied Technologies)[1]	5.000	06/01/2035	173,787
530,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[1,4]	5.000	04/01/2022	549,223
1,200,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[1]	5.000	10/01/2038	1,232,880
3,615,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[1]	5.250	04/01/2035	3,636,654
1,145,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[1]	5.250	07/01/2023	1,157,961
1,490,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[1]	5.375	07/01/2028	1,504,438
790,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[1]	5.750	07/01/2033	805,666
170,000	Build NYC Resource Corp. (Manhattan College)[1]	5.000	08/01/2032	199,988
290,000	Build NYC Resource Corp. (Manhattan College)[1]	5.000	08/01/2036	336,513
600,000	Build NYC Resource Corp. (Manhattan College)[1]	5.000	08/01/2047	686,292
190,000	Build NYC Resource Corp. (New Dawn Charter Schools)[1]	5.625	02/01/2039	193,922
230,000	Build NYC Resource Corp. (New Dawn Charter Schools)[1]	5.750	02/01/2049	235,186

10 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$650,000	Build NYC Resource Corp. (New York Law School)[1]	5.000%	07/01/2041	$701,220
140,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2032	150,056
255,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.750	11/01/2030	253,075
25,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2027	25,083
30,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2028	30,096
30,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2029	30,093
30,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2030	30,090
35,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2031	35,107
35,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2032	35,106
35,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2033	35,104
40,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2034	40,118
40,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2035	40,118
45,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2036	45,130
45,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2037	45,128
50,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2038	50,138
50,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2039	50,136
55,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2040	55,144
55,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2041	55,145
60,000	Canandaigua & Bristol, NY GO1	5.000	12/15/2042	60,152
100,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2034	109,650
100,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2039	108,751
15,000	Deerfield, NY GO1	5.500	06/15/2021	15,077
15,000	Deerfield, NY GO1	5.500	06/15/2022	15,072
15,000	Deerfield, NY GO1	5.500	06/15/2023	15,068
15,000	Deerfield, NY GO1	5.500	06/15/2024	15,068
20,000	Deerfield, NY GO1	5.500	06/15/2025	20,083
20,000	Deerfield, NY GO1	5.600	06/15/2026	20,076
20,000	Deerfield, NY GO1	5.600	06/15/2027	20,074
20,000	Deerfield, NY GO1	5.600	06/15/2028	20,071
25,000	Deerfield, NY GO1	5.600	06/15/2029	25,086
25,000	Deerfield, NY GO1	5.600	06/15/2030	25,084
25,000	Deerfield, NY GO1	5.600	06/15/2031	25,084
25,000	Deerfield, NY GO1	5.600	06/15/2032	25,084
30,000	Deerfield, NY GO1	5.600	06/15/2033	30,096
30,000	Deerfield, NY GO1	5.600	06/15/2034	30,096
30,000	Deerfield, NY GO1	5.600	06/15/2035	30,094
35,000	Deerfield, NY GO1	5.600	06/15/2036	35,108
510,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000	10/01/2030	521,031
12,200,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2046	13,671,198
250,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.250	07/01/2025	260,325

11 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$450,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.750%	07/01/2030	$475,650
100,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.750	07/01/2040	105,418
160,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1]	5.000	07/01/2034	189,536
160,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1]	5.000	07/01/2036	188,454
235,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1]	5.000	07/01/2037	275,641
500,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1]	5.000	07/01/2042	581,555
265,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250	05/01/2030	284,356
225,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250	05/01/2031	241,434
135,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250	05/01/2032	144,430
130,000	Erie County, NY IDA (The Episcopal Church Home)[1]	6.000	02/01/2028	130,347
75,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	75,013
5,000,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	5,000,600
74,000,000	Erie County, NY Tobacco Asset Securitization Corp.	8.223 [5]	06/01/2055	4,018,200
635,000	Genesee County, NY IDA (United Memorial Medical Center)[1]	5.000	12/01/2027	635,718
18,750,000	Glen Cove, NY Local Assistance Corp. (Gravies Point Public Improvement)	5.982 [5]	01/01/2045	5,114,250
965,000	Glen Cove, NY Local Assistance Corp. (Tiegerman School)[1]	5.500	07/01/2044	975,538
5,000,000	Guilderland, NY IDA (Promenade Albany Senior Living)[1]	5.875	01/01/2052	5,028,800
300,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2029	334,650
100,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2029	117,074
80,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2030	92,798
75,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2031	86,106
135,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2032	154,336
300,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2034	327,123
135,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2035	152,784
110,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2036	124,157
80,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2038	89,738

12 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$250,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000%	07/01/2039	$269,942
200,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2044	214,864
25,765,000	Hudson Yards, NY Infrastructure Corp.[6]	5.000	02/15/2042	29,819,529
5,000,000	Hudson Yards, NY Infrastructure Corp.[6]	5.000	02/15/2045	5,767,575
2,250,000	Huntington, NY Local Devel. Corp.[1]	6.500	12/01/2046	2,332,957
5,000,000	L.I., NY Power Authority[1]	5.000	09/01/2034	6,017,100
1,000,000	L.I., NY Power Authority[1]	5.000	09/01/2039	1,181,330
4,000,000	L.I., NY Power Authority[1]	5.000	09/01/2042	4,633,640
1,185,000	L.I., NY Power Authority, Series A1	5.000	09/01/2039	1,327,378
2,970,000	L.I., NY Power Authority, Series A1	5.000	09/01/2044	3,288,028
2,500,000	L.I., NY Power Authority, Series B1	5.000	09/01/2035	2,911,425
1,250,000	L.I., NY Power Authority, Series B1	5.000	09/01/2036	1,451,112
1,680,000	L.I., NY Power Authority, Series B1	5.000	09/01/2041	1,925,515
1,450,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2032	1,580,514
3,200,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2046	3,594,848
350,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[1]	5.000	01/15/2028	392,647
500,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[1]	5.000	01/15/2029	559,720
150,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[1]	5.000	01/15/2038	165,292
150,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	162,820
75,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250	10/01/2031	81,868
540,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500	10/01/2041	592,747
1,400,000	Monroe County, NY Industrial Devel. Corp. (Rochester General Hospital)[1]	5.000	12/01/2036	1,606,584
100,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2029	112,915
285,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2044	314,686
180,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.500	06/01/2034	207,279
150,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625	06/01/2026	161,463
250,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000	06/01/2034	271,152
1,060,000	Nassau County, NY GO1	5.000	07/01/2040	1,239,055
1,490,000	Nassau County, NY GO1	5.000	07/01/2045	1,731,291
2,235,000	Nassau County, NY GO1	5.000	07/01/2049	2,583,481
1,305,000	Nassau County, NY IDA (ALIA-AP)[1]	7.000	09/01/2028	1,306,631
1,220,557	Nassau County, NY IDA (Amsterdam at Harborside)[2]	2.000	01/01/2049	199,866

13 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$135,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.500%	01/01/2032	$139,136
3,307,500	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700	01/01/2049	3,333,993
290,000	Nassau County, NY Local Economic Assistance Corp. (Hispanic Counseling Center)[1]	5.200	12/01/2037	292,276
2,000,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)[1]	5.000	07/01/2031	2,164,780
1,240,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.250 [7]	06/01/2026	1,240,285
60,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	6.761 [5]	06/01/2060	1,698,600
350,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000	07/01/2032	390,985
565,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000	07/01/2033	629,907
450,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000	07/01/2034	500,422
200,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000	07/01/2040	219,594
225,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000	07/01/2045	246,388
3,095,000	New Rochelle, NY Corp. Local Devel. (70 Nardozzi/City Dept. of Public Works)[1]	5.125	08/01/2050	3,183,796
100,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000	05/01/2035	107,324
150,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000	05/01/2042	159,812
1,570,000	NY Counties Tobacco Trust I1	6.500	06/01/2035	1,570,581
2,375,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	2,383,122
15,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	15,214
330,000	NY Counties Tobacco Trust III (TASC)[1]	6.000	06/01/2043	330,485
850,000	NY Counties Tobacco Trust IV1	5.000	06/01/2038	850,000
84,200,000	NY Counties Tobacco Trust V	6.845 [5]	06/01/2055	5,943,678
155,400,000	NY Counties Tobacco Trust V	7.845 [5]	06/01/2060	5,232,318
16,325,000	NY Counties Tobacco Trust VI1	5.625	06/01/2035	17,489,952
2,085,000	NY Counties Tobacco Trust VI1	5.750	06/01/2043	2,370,457
2,810,000	NY Counties Tobacco Trust VI1	6.000	06/01/2043	3,059,388
1,125,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2051	1,153,507
15,475,000	NY MTA[6]	5.250	11/15/2056	17,575,404
5,000,000	NY MTA[1]	5.250	11/15/2056	5,678,650
5,000,000	NY MTA (Green Bond)[1]	5.000	11/15/2051	5,608,950
10,000,000	NY MTA (Green Bond)[6]	5.250	11/15/2057	11,728,550
2,565,000	NY MTA (Green Bond)[1]	5.250	11/15/2057	2,908,864
5,000,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2046	5,087,050
17,000,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2056	18,517,590
2,000,000	NY MTA, Series B1	5.000	11/15/2035	2,303,020
10,000,000	NY MTA, Series B1	5.000	11/15/2037	11,436,100
2,000,000	NY MTA, Series B1	5.000	11/15/2044	2,186,080
900,000	NY MTA, Series B1	5.250	11/15/2039	1,003,860
2,000,000	NY MTA, Series C-1[1]	5.250	11/15/2056	2,288,380
350,000	NY MTA, Series D1	5.000	11/15/2032	383,379
185,000	NY MTA, Series H1	5.000	11/15/2033	201,985
215,000	NY MTA, Series H1	5.000	11/15/2033	241,976

14 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$300,000	NY Triborough Bridge & Tunnel Authority[1]	5.000%	11/15/2029	$336,816
400,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	444,556
875,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2032	1,053,255
900,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	1,078,353
575,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2034	686,378
2,550,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2036	3,023,841
900,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2037	1,063,197
2,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2037	2,953,325
300,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2038	353,451
1,900,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2038	2,238,523
2,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2041	2,307,560
1,260,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2046	1,446,316
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2047	1,163,730
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2034	5,676,500
3,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2035	3,392,040
3,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2036	3,378,270
3,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2041	3,240,870
8,460,000	NY Utility Debt Securitization Authority1	5.000	12/15/2038	10,127,381
15,000,000	NY Utility Debt Securitization Authority1	5.000	12/15/2040	17,883,600
700,000	NYC GO1	5.000	08/01/2035	748,139
7,360,000	NYC GO1	5.000	12/01/2037	8,586,618
10,000,000	NYC GO1	5.000	04/01/2039	11,852,400
11,000,000	NYC GO6	5.125	03/01/2026	11,014,383
15,000	NYC GO1	5.500	11/15/2037	15,045
45,000	NYC GO1	6.000	05/15/2022	45,163
5,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	5,012
5,000,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	5,132,900
115,000	NYC IDA (Comprehensive Care Management)[1]	6.000	05/01/2026	115,271
295,000	NYC IDA (Comprehensive Care Management)[1]	6.125	11/01/2035	291,805
1,490,000	NYC IDA (Guttmacher Institute)[1]	5.750	12/01/2036	1,493,129
60,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	60,019
2,000,000	NYC IDA (Queens Baseball Stadium)[1]	6.500	01/01/2046	2,007,080
20,000	NYC IDA (RS/AFMAC/IACMR&DDA/HC/L&WS/YAI Obligated Group)[1]	4.500	07/01/2021	20,000
4,150,000	NYC IDA (The Child School)[1]	7.550	06/01/2033	4,169,090
4,600,000	NYC IDA (United Jewish Appeal-Federation of Jewish Philanthropies of New York)[1]	5.000	07/01/2034	4,976,234
1,200,000	NYC IDA (Yankee Stadium)[1,8]	2.391	03/01/2022	1,214,760
120,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2036	120,252
7,715,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	7,751,338
2,600,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.725	11/01/2037	2,601,352
6,065,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	7,112,001
4,340,000	NYC Municipal Water Finance Authority	5.250	06/15/2040	4,372,767
660,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2040	664,712
5,000,000	NYC Municipal Water Finance Authority[1]	5.500	06/15/2043	5,316,750
2,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2034	2,325,800
1,395,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2034	1,605,296
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2035	11,481,800

15 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000%	07/15/2035	$1,740,165
1,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2036	1,735,455
835,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2043	956,534
5,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	5,905,955
920,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2030	1,115,638
1,470,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2032	1,761,192
5,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2037	5,782,950
2,387,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2040	2,739,966
9,340,000	NYC Transitional Finance Authority (Future Tax)[6]	5.000	05/01/2040	11,067,667
9,245,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2041	10,503,060
1,100,000	NYC Trust for Cultural Resources (The Juilliard School)[1]	4.000	01/01/2039	1,198,098
290,000	NYC Trust for Cultural Resources (The Juilliard School)[1]	5.000	01/01/2033	359,525
300,000	NYC Trust for Cultural Resources (The Juilliard School)[1]	5.000	01/01/2034	370,503
400,000	NYC Trust for Cultural Resources (The Juilliard School)[1]	5.000	01/01/2037	488,432
300,000	NYC Trust for Cultural Resources (The Juilliard School)[1]	5.000	01/01/2038	365,046
1,000,000	NYC Trust for Cultural Resources (Wildlife Conservation Society)[1]	5.000	08/01/2033	1,118,760
2,325,000	NYS DA (ALIA-PSCH)[1]	4.800	12/01/2023	2,356,783
5,985,000	NYS DA (ALIA-PSCH)[1]	5.350	12/01/2035	6,109,787
2,390,000	NYS DA (ALIA-PSCH)[1]	6.175	12/01/2031	2,411,916
150,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2027	164,393
150,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2028	164,126
70,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2029	76,388
70,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2030	76,102
1,250,000	NYS DA (Catholic Health System)[1]	4.750	07/01/2039	1,296,363
300,000	NYS DA (Catholic Health System)[1]	4.750	07/01/2039	311,127
125,000	NYS DA (Catholic Health System)[1]	5.000	07/01/2032	132,499
50,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2034	53,861
6,425,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[1]	5.250	07/01/2027	7,578,802
3,765,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[1]	5.250	07/01/2028	4,491,532
100,000	NYS DA (Fordham University)[1]	5.000	07/01/2030	113,735
1,000,000	NYS DA (Fordham University)[1]	5.000	07/01/2036	1,156,790
765,000	NYS DA (Fordham University)[1]	5.000	07/01/2041	874,196
750,000	NYS DA (Highland Hospital of Rochester)[1]	5.000	07/01/2026	777,338
750,000	NYS DA (Highland Hospital of Rochester)[1]	5.200	07/01/2032	777,293
475,000	NYS DA (Interagency Council)[1]	7.000	07/01/2035	504,745
250,000	NYS DA (Iona College)[1]	5.000	07/01/2032	268,203
3,030,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)[1]	5.500	12/01/2047	2,982,550
3,200,000	NYS DA (L.I. University)[1]	5.000	09/01/2025	3,497,536
140,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2029	141,109
400,000	NYS DA (New School)[1]	5.000	07/01/2040	448,068

16 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,350,000	NYS DA (New York State Dormitory Authority)[1]	5.000%	07/01/2030	$1,571,819
1,300,000	NYS DA (New York State Dormitory Authority)[1]	5.000	07/01/2031	1,507,025
1,400,000	NYS DA (New York State Dormitory Authority)[1]	5.000	07/01/2032	1,615,740
1,750,000	NYS DA (New York State Dormitory Authority)[1]	5.000	07/01/2033	2,015,650
1,750,000	NYS DA (New York State Dormitory Authority)[1]	5.000	07/01/2040	1,977,378
1,000,000	NYS DA (NHlth / LIJMC / NSUH / FrankHosp / SIUH / NSUHSFCEC&R / HHA / Shosp / LHH / GCH / FHH / PlainH / NHlthcare Obligated Group)[1]	5.000	05/01/2039	1,078,120
645,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2028	745,143
5,000,000	NYS DA (NYU)[1]	5.000	07/01/2035	5,877,450
1,500,000	NYS DA (NYU)[1]	5.000	07/01/2037	1,641,690
740,000	NYS DA (NYU)[1]	5.000	07/01/2042	893,409
1,110,000	NYS DA (NYU)[1]	5.000	07/01/2045	1,259,051
4,460,000	NYS DA (NYU)[1]	5.000	07/01/2049	5,345,578
600,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2029	699,126
400,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2030	463,192
300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2032	344,712
300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2033	343,593
300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2035	341,022
200,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2036	226,550
200,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2037	225,858
325,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	325,582
500,000	NYS DA (Pratt Institute)[1]	5.000	07/01/2046	565,835
300,000	NYS DA (Rochester Institute of Technology)[1]	5.000	07/01/2040	310,782
415,000	NYS DA (School District Bond Financing Program), Series A1	5.000	08/01/2034	484,255
480,000	NYS DA (School District Bond Financing Program), Series A1	5.000	08/01/2035	557,371
200,000	NYS DA (St. John’s University)[1]	5.000	07/01/2027	221,564
50,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	55,391
1,015,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	1,113,181
5,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	5,547
935,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	1,038,944
100,000	NYS DA (St. John’s University)[1]	5.000	07/01/2034	114,760
500,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2035	509,035
16,100,000	NYS DA (St. Mary’s Hospital for Children)[1]	7.875	11/15/2041	16,769,438
10,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2035	11,343,300
5,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2041	5,778,350
1,000,000	NYS DA (State University Educational Facilities)[1]	5.000	05/15/2030	1,095,150
1,000,000	NYS DA (The New School)[1]	5.000	07/01/2031	1,063,470
1,855,000	NYS DA (The New School)[1]	5.000	07/01/2035	2,153,970
1,915,000	NYS DA (The New School)[1]	5.000	07/01/2036	2,216,517
1,265,000	NYS DA (The New School)[1]	5.000	07/01/2037	1,458,406
595,000	NYS DA (The New School)[1]	5.000	07/01/2041	679,401
6,650,000	NYS DA (The New School)[1]	5.000	07/01/2046	7,579,404
4,800,000	NYS DA (United Cerebral Palsy Assoc. of NYS)[1]	5.375	09/01/2050	4,853,568
1,425,000	NYS DA (United Cerebral Palsy Assoc. of Putnam & Southern Dutchess Counties)[1]	5.375	10/01/2042	1,438,153

17 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,110,000	NYS DA (Yeshiva University)[1]	5.000%	11/01/2031	$1,161,049
4,330,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2038	4,358,924
14,875,000	NYS Liberty Devel. Corp. (3 World Trade Center)[1]	5.000	11/15/2044	15,870,733
2,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000	11/15/2031	2,162,860
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750	11/15/2051	5,482,950
4,910,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[1]	5.625	01/15/2046	5,063,241
20,000,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[6]	5.625	01/15/2046	20,624,000
15,580,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250	10/01/2035	20,012,822
5,025,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.500	10/01/2037	6,611,342
5,000,000	NYS Liberty Devel. Corp. (One Bryant Park)[1]	5.125	01/15/2044	5,127,300
3,300,000	NYS Power Authority[1]	5.000	11/15/2047	3,308,514
1,350,000	NYS Thruway Authority[1]	5.000	01/01/2032	1,447,227
190,000	NYS Thruway Authority[1]	5.000	01/01/2033	229,309
340,000	NYS Thruway Authority[1]	5.000	01/01/2034	408,320
385,000	NYS Thruway Authority[1]	5.000	01/01/2035	460,556
10,175,000	NYS Thruway Authority[1]	5.000	01/01/2037	10,857,743
55,000	Onondaga County, NY IDA (Salina Free Library)[1]	5.500	12/01/2022	55,081
280,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2033	320,720
200,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2034	228,190
250,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2037	280,030
150,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2040	166,616
2,250,000	Onondaga County, NY Trust Cultural Resource Revenue (Syracuse University)[1]	5.000	12/01/2036	2,425,230
1,615,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.200	07/01/2029	1,679,148
1,810,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.375	07/01/2040	1,869,730
1,060,000	Onondaga, NY Civic Devel. Corp. (Onondaga Community College Hsg. Devel. Corp.)[1]	5.000	10/01/2030	1,191,981
2,345,000	Onondaga, NY Civic Devel. Corp. (Onondaga Community College Hsg. Devel. Corp.)[1]	5.000	10/01/2040	2,550,703
535,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)[1]	5.250	12/01/2041	580,175
750,000	Orange County, NY Funding Corp. (Hamlet at Wallkill)[1]	6.500	01/01/2046	776,543
2,300,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	2,400,395
5,000,000	Port Authority NY/NJ, 166th Series[1]	5.250	07/15/2036	5,292,400
9,475,000	Port Authority NY/NJ, 198th Series[1]	5.000	11/15/2041	11,003,318
6,000,000	Port Authority NY/NJ, 200th Series[1]	5.000	10/15/2047	6,964,680
11,300,000	Port Authority NY/NJ, 205th Series[6]	5.250	11/15/2057	13,343,323

18 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$2,140,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625%		08/15/2035	$2,194,377
3,160,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	3,240,327
1,000,000	Schenectady, NY Metroplex Devel. Authority[1]	5.500		08/01/2033	1,141,570
45,000	Sodus Village, NY GO1	5.000		05/15/2032	45,179
45,000	Sodus Village, NY GO1	5.000		05/15/2033	45,177
45,000	Sodus Village, NY GO1	5.000		05/15/2034	45,176
45,000	Sodus Village, NY GO1	5.000		05/15/2035	45,174
45,000	Sodus Village, NY GO1	5.000		05/15/2036	45,174
45,000	Sodus Village, NY GO1	5.000		05/15/2037	45,172
240,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.000		09/01/2041	255,768
100,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000		09/01/2034	108,784
225,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000		07/01/2030	248,024
230,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000		07/01/2031	253,189
815,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000		07/01/2032	896,500
1,000,000	Suffolk County, NY Economic Devel. Corp. (Peconic Landing at Southold)[1]	6.000		12/01/2040	1,051,120
360,000	Suffolk County, NY Economic Devel. Corp., Series A1	7.375		12/01/2040	375,728
65,000	Suffolk County, NY IDA (ALIA-Adelante)[1,4]	6.500		11/01/2037	65,341
110,000	Suffolk County, NY IDA (Dowling College)[2,3]	6.700		12/01/2020	1
750,000	Suffolk County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2032	792,135
700,000	Suffolk County, NY Tobacco Asset Securitization Corp.[1]	5.250		06/01/2037	742,602
1,075,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375		06/01/2028	1,075,054
1,390,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	1,391,849
15,750,000	Suffolk, NY Tobacco Asset Securitization Corp.	7.996	[5]	06/01/2048	1,515,780
1,175,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	1,112,478
1,160,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	1,098,276
760,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	719,560
2,790,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	2,641,544
8,220,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	7,782,614
330,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)[1]	5.000		07/01/2032	331,102
2,785,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)[1]	5.000		07/01/2038	2,717,547
6,100,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	6,348,758
13,000,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.125		09/01/2040	13,537,810
30,000	Voorheesville, NY GO1	5.000		02/15/2023	30,293
35,000	Voorheesville, NY GO1	5.000		02/15/2024	35,326

19 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$35,000	Voorheesville, NY GO1	5.000%		02/15/2025	$35,311
35,000	Voorheesville, NY GO1	5.000		02/15/2026	35,289
40,000	Voorheesville, NY GO1	5.000		02/15/2027	40,324
40,000	Voorheesville, NY GO1	5.000		02/15/2028	40,310
40,000	Voorheesville, NY GO1	5.000		02/15/2029	40,301
45,000	Voorheesville, NY GO1	5.000		02/15/2030	45,331
45,000	Voorheesville, NY GO1	5.000		02/15/2031	45,321
50,000	Voorheesville, NY GO1	5.000		02/15/2032	50,354
50,000	Voorheesville, NY GO1	5.000		02/15/2033	50,349
55,000	Voorheesville, NY GO1	5.000		02/15/2034	55,375
55,000	Voorheesville, NY GO1	5.000		02/15/2035	55,375
60,000	Voorheesville, NY GO1	5.000		02/15/2036	60,407
60,000	Voorheesville, NY GO1	5.000		02/15/2037	60,404
7,410,000	Westchester County, NY Healthcare Corp., Series A1	5.000		11/01/2030	7,848,672
2,454,000	Westchester County, NY Healthcare Corp., Series A1	5.000		11/01/2044	2,661,977
325,000	Westchester County, NY Healthcare Corp., Series B1	6.125		11/01/2037	345,462
80,000	Westchester County, NY Healthcare Corp., Series C-2[1]	6.125		11/01/2037	85,770
10,000	Westchester County, NY Healthcare Corp., Series C-2[1]	6.125		11/01/2037	10,628
500,000	Westchester County, NY Local Devel. Corp. (Wartburg Senior Hsg.)[1]	5.000		06/01/2030	510,865
1,000,000	Westchester County, NY Local Devel. Corp. (Westchester County Healthcare Corp.)[1]	5.000		11/01/2029	1,144,910
1,500,000	Westchester County, NY Local Devel. Corp. (Westchester County Healthcare Corp.)[1]	5.000		11/01/2032	1,688,445
7,050,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	7,123,884
					849,071,262

U.S. Possessions—10.7%
210,000	Guam Power Authority, Series A1	5.000		10/01/2023	230,847
260,000	Guam Power Authority, Series A1	5.000		10/01/2024	286,198
470,000	Guam Power Authority, Series A1	5.000		10/01/2030	516,318
930,000	Northern Mariana Islands Commonwealth, Series A	5.000		10/01/2022	905,355
6,280,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	6,303,550
8,330,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[7]	07/01/2024	8,559,075
575,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	580,669
3,455,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	3,491,070
9,700,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	9,803,208
6,300,000	Puerto Rico Children’s Trust Fund (TASC)	7.591	[5]	05/15/2050	863,100
75,000	Puerto Rico Commonwealth GO, AGC[1]	5.000		07/01/2024	77,439
3,120,000	Puerto Rico Commonwealth GO2	5.125		07/01/2028	2,012,400
2,500,000	Puerto Rico Commonwealth GO2	5.375		07/01/2033	1,618,750
485,000	Puerto Rico Commonwealth GO2	5.500		07/01/2018	311,612

20 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$1,500,000	Puerto Rico Commonwealth GO2	5.625%		07/01/2033	$858,750
8,000,000	Puerto Rico Commonwealth GO2	5.750		07/01/2036	4,580,000
2,000,000	Puerto Rico Electric Power Authority, Series A2	5.000		07/01/2029	1,412,500
1,000,000	Puerto Rico Electric Power Authority, Series RR, SGI	5.000		07/01/2027	980,290
3,750,000	Puerto Rico Electric Power Authority, Series TT2	5.000		07/01/2026	2,648,438
1,825,000	Puerto Rico Electric Power Authority, Series XX2	5.250		07/01/2027	1,295,750
355,000	Puerto Rico Highway & Transportation Authority[2]	5.000		07/01/2028	47,925
1,000,000	Puerto Rico Highway & Transportation Authority[2]	5.300		07/01/2035	805,000
2,150,000	Puerto Rico Highway & Transportation Authority[2]	5.500		07/01/2030	1,730,750
5,000	Puerto Rico Highway & Transportation Authority, Series A2	5.000		07/01/2038	1,600
7,405,000	Puerto Rico Highway & Transportation Authority, Series K2	5.000		07/01/2030	2,369,600
4,000,000	Puerto Rico Infrastructure[2]	5.000		07/01/2041	749,360
725,000	Puerto Rico Infrastructure, FGIC[9]	5.500		07/01/2024	565,500
4,600,000	Puerto Rico Infrastructure, FGIC[9]	7.458	[5]	07/01/2030	1,790,136
2,500,000	Puerto Rico Infrastructure (Mepsi Campus)[2]	6.500		10/01/2037	506,250
1,100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	1,075,393
130,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	130,088
190,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	189,377
525,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625		07/01/2022	450,713
100,000	Puerto Rico ITEMECF (International American University)[1]	5.000		10/01/2031	103,743
150,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2042	133,500
810,000	Puerto Rico Public Buildings Authority[2]	5.250		07/01/2029	593,325
4,795,000	Puerto Rico Public Buildings Authority[2]	5.625		07/01/2039	3,512,337
235,000	Puerto Rico Public Buildings Authority[2]	6.000		07/01/2041	154,513
3,500,000	Puerto Rico Public Buildings Authority[2]	6.750		07/01/2036	2,572,500
4,055,000	Puerto Rico Public Finance Corp., Series B2	5.500		08/01/2031	223,025
422,048	Puerto Rico Sales Tax Financing Corp. (COFINA 2007A National Custodial Trust)	0.224	[5]	08/01/2045	370,347
7,782,364	Puerto Rico Sales Tax Financing Corp. (COFINA 2007A National Custodial Trust)	0.242	[5]	08/01/2043	6,829,024
1,012,639	Puerto Rico Sales Tax Financing Corp. (COFINA 2007A National Custodial Trust)	0.252	[5]	08/01/2042	888,591
2,068,763	Puerto Rico Sales Tax Financing Corp. (COFINA 2007A National Custodial Trust)	0.264	[5]	08/01/2041	1,815,340
138,976	Puerto Rico Sales Tax Financing Corp. (COFINA 2007A National Custodial Trust)	0.305	[5]	08/01/2045	114,481
2,562,643	Puerto Rico Sales Tax Financing Corp. (COFINA 2007A National Custodial Trust)	0.330	[5]	08/01/2043	2,110,977
333,457	Puerto Rico Sales Tax Financing Corp. (COFINA 2007A National Custodial Trust)	0.344	[5]	08/01/2042	274,685
681,213	Puerto Rico Sales Tax Financing Corp. (COFINA 2007A National Custodial Trust)	0.359	[5]	08/01/2041	561,149
460,000	Puerto Rico Sales Tax Financing Corp., Series A-1[1]	4.500		07/01/2034	466,224

21 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$1,713,000	Puerto Rico Sales Tax Financing Corp., Series A-1[1]	4.750%		07/01/2053	$1,628,498
4,338,000	Puerto Rico Sales Tax Financing Corp., Series A-1[1]	5.000		07/01/2058	4,297,006
4,890,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.951	[5]	07/01/2051	779,808
17,800,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.982	[5]	07/01/2046	3,851,030
2,374,000	Puerto Rico Sales Tax Financing Corp., Series A-2[1]	4.550		07/01/2040	2,101,014
69,000	Puerto Rico Sales Tax Financing Corp., Series A-2[1]	4.750		07/01/2053	59,341
950,000	Puerto Rico Sales Tax Financing Corp., Series A-2[1]	5.000		07/01/2058	833,635
1,000,000	University of Puerto Rico	5.000		06/01/2025	993,750
3,000,000	University of Puerto Rico, Series Q	5.000		06/01/2030	2,970,000
					95,984,854
Total Municipal Bonds and Notes (Cost $949,031,991)					945,056,116

Corporate Bond and Note—0.0%
528,125	Dowling College, NY, Series 2015 Taxable Revenue Bond[2,3,10] (Cost $528,124)	7.500		06/15/2019	—

Shares
Common Stock—1.0%
3,100	CMS Liquidating Trust[3,10,11] (Cost $9,920,000)				9,067,500

Total Investments, at Value (Cost $959,480,115)—106.4%					954,123,616
Net Other Assets (Liabilities)—(6.4)					(57,369,372)
Net Assets—100.0%					$896,754,244

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 9 of the accompanying Notes.

2. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

3. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Notes.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

5. Zero coupon bond reflects effective yield on the original acquisition date.

6. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

9. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

10. Received as a result of a corporate action.

11. Non-income producing security.

22 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:
AFMAC	Association for Metro Area Autistic Children
AGC	Assured Guaranty Corp.
ALIA	Alliance of Long Island Agencies
AP	Advantage Planning, Inc.
COFINA	Corporación del Fondo de Interés Apremiante
DA	Dormitory Authority
FGIC	Financial Guaranty Insurance Co.
FHH	Forest Hills Hospital
FIT	Fashion Institute of Technology
FrankHosp	Franklin Hospital
GCH	Glen Cove Hospital
GO	General Obligation
HC	HASC Center
HDC	Housing Devel. Corp.
HHA	Huntington Hospital Association
HQS	Health Quest System
IACMR&DDA	Inter-Agency Council of Mental Retardation & Development Disabilities Agencies
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L.I.	Long Island
L&WS	Leake & Watts Services
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
RS	Rivendell School
SGI	Syncora Guarantee, Inc.
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
VBHosp	Vassar Brothers Hospital
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

See accompanying Notes to Financial Statements.

23 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES March 31, 2019 Unaudited

Assets
Investments, at value (cost $959,480,115)—see accompanying statement of investments	$ 954,123,616

Cash	403,555

Receivables and other assets:
Interest	11,256,761
Investments sold on a when-issued or delayed delivery basis	6,364,538
Shares of beneficial interest sold	319,033
Other	215,480

Total assets	972,682,983

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 4)	71,280,000
Payable for borrowings (See Note 9)	3,700,000
Dividends	407,245
Distribution and service plan fees	175,580
Trustees’ compensation	140,095
Shares of beneficial interest redeemed	115,221
Interest expense on borrowings	20,912
Shareholder communications	6,286
Other	83,400

Total liabilities	75,928,739

Net Assets	$ 896,754,244

Composition of Net Assets
Par value of shares of beneficial interest	$ 77,292

Additional paid-in capital	1,004,213,329

Total accumulated loss	(107,536,377)

Net Assets	$ 896,754,244

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $748,861,484 and 64,554,488 shares of beneficial interest outstanding)	$11.60
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$12.18

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $84,121,372 and 7,247,550 shares of beneficial interest outstanding)	$11.61

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $63,771,388 and 5,490,023 shares of beneficial interest outstanding)	$11.62

See accompanying Notes to Financial Statements.

24 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF

OPERATIONS For the Six Months Ended March 31, 2019 Unaudited

Investment Income
Interest	$23,387,661

Expenses
Management fees	2,177,935

Distribution and service plan fees:
Class A	853,729
Class C	414,002

Transfer and shareholder servicing agent fees:
Class A	363,679
Class C	41,433
Class Y	30,297

Shareholder communications:
Class A	6,561
Class C	1,911
Class Y	1,130

Interest expense and fees on short-term floating rate notes issued (See Note 4)	1,019,849

Borrowing fees	523,639

Interest expense on borrowings	189,855

Trustees’ compensation	6,612

Custodian fees and expenses	2,685

Other	162,990

Total expenses	5,796,307

Net Investment Income	17,591,354

Realized and Unrealized Gain
Net realized gain on investment transactions	3,954,486

Net change in unrealized appreciation/(depreciation) on investment transactions	17,805,395

Net Increase in Net Assets Resulting from Operations	$39,351,235

See accompanying Notes to Financial Statements.

25 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018[1]

Operations
Net investment income	$17,591,354	$32,572,618

Net realized gain (loss)	3,954,486	(54,078,399)

Net change in unrealized appreciation/(depreciation)	17,805,395	56,765,254

Net increase in net assets resulting from operations	39,351,235	35,259,473

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(10,952,586)	(23,460,020)
Class B2	—	(5,530)
Class C	(929,675)	(2,065,389)
Class Y	(983,817)	(1,999,995)

Total dividends and distributions declared	(12,866,078)	(27,530,934)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(12,454,238)	(139,393,293)
Class B2	—	(558,263)
Class C	(3,259,353)	(19,845,307)
Class Y	2,825,592	(10,738,295)

Total beneficial interest transactions	(12,887,999)	(170,535,158)

Net Assets
Total increase (decrease)	13,597,158	(162,806,619)

Beginning of period	883,157,086	1,045,963,705

End of period	$896,754,244	$883,157,086

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2– New Accounting Pronouncements for further details.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

26 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF

CASH FLOWS For the Six Months Ended March 31, 2019 Unaudited

Cash Flows from Operating Activities
Net increase in net assets from operations	$39,351,235

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(95,200,873)
Proceeds from disposition of investment securities	139,262,935
Short-term investment securities, net	7,077,162
Premium amortization	3,671,311
Discount accretion	(3,433,753)
Net realized gain on investment transactions	(3,954,486)
Net change in unrealized appreciation/depreciation on investment transactions	(17,805,395)
Change in assets:
Decrease in other assets	177,296
Decrease in interest receivable	206,126
Decrease in receivable for securities sold	1,983,124
Change in liabilities:
Decrease in other liabilities	(34,097)

Net cash provided by operating activities	71,300,585

Cash Flows from Financing Activities
Proceeds from borrowings	66,300,000
Payments on borrowings	(87,200,000)
Payments/proceeds on short-term floating rate notes issued	(24,580,000)
Proceeds from shares sold	44,022,244
Payments on shares redeemed	(68,287,529)
Cash distributions paid	(1,685,736)

Net cash used in financing activities	(71,431,021)

Net decrease in cash	(130,436)

Cash, beginning balance	533,991

Cash, ending balance	$403,555

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $11,144,020.

Cash paid for interest on borrowings—$206,870.

Cash paid for interest on short-term floating rate notes issued—$1,019,849.

See accompanying Notes to Financial Statements.

27 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014

Per Share Operating Data
Net asset value, beginning of period	$11.26	$11.11	$11.52	$11.08	$11.24	$10.80

Income (loss) from investment operations:
Net investment income[1]	0.23	0.39	0.39	0.47	0.59	0.63
Net realized and unrealized gain (loss)	0.28	0.09	(0.38)	0.53	(0.14)	0.45

Total from investment operations	0.51	0.48	0.01	1.00	0.45	1.08

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.17)	(0.33)	(0.42)	(0.56)	(0.61)	(0.64)

Net asset value, end of period	$11.60	$11.26	$11.11	$11.52	$11.08	$11.24

Total Return, at Net Asset Value[2]	4.57%	4.46%	0.08%	9.24%	4.07%	10.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$748,862	$739,216	$872,008	$995,737	$930,256	$995,042

Average net assets (in thousands)	$729,438	$772,493	$924,142	$955,376	$975,212	$997,908

Ratios to average net assets:[3]
Net investment income	4.10%	3.58%	3.52%	4.20%	5.26%	5.78%
Expenses excluding specific expenses listed below	0.88%	0.92%	0.82%	1.00%	0.83%	0.80%
Interest and fees from borrowings	0.16%	0.15%	0.13%	0.06%	0.05%	0.07%
Interest and fees on short-term floating rate notes issued[4]	0.23%	0.21%	0.06%	0.07%	0.07%	0.11%

Total expenses	1.27%	1.28%	1.01%	1.13%	0.95%	0.98%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.27%	1.28%	1.01%	1.13%	0.95%	0.98%[5]

Portfolio turnover rate	10%	15%	47%	34%	7%	10%

28 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

29 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014

Per Share Operating Data
Net asset value, beginning of period	$11.26	$11.12	$11.53	$11.09	$11.25	$10.81

Income (loss) from investment operations:
Net investment income[1]	0.19	0.31	0.31	0.39	0.50	0.55
Net realized and unrealized gain (loss)	0.29	0.08	(0.39)	0.53	(0.14)	0.44

Total from investment operations	0.48	0.39	(0.08)	0.92	0.36	0.99

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.13)	(0.25)	(0.33)	(0.48)	(0.52)	(0.55)

Net asset value, end of period	$11.61	$11.26	$11.12	$11.53	$11.09	$11.25

Total Return, at Net Asset Value[2]	4.26%	3.57%	(0.68)%	8.41%	3.28%	9.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$84,121	$84,896	$104,010	$125,732	$116,022	$123,105

Average net assets (in thousands)	$83,094	$90,961	$115,022	$120,211	$123,420	$122,766

Ratios to average net assets:[3]
Net investment income	3.33%	2.81%	2.78%	3.44%	4.50%	5.01%
Expenses excluding specific expenses listed below	1.65%	1.69%	1.59%	1.76%	1.59%	1.57%
Interest and fees from borrowings	0.16%	0.15%	0.13%	0.06%	0.05%	0.07%
Interest and fees on short-term floating rate notes issued[4]	0.23%	0.21%	0.06%	0.07%	0.07%	0.11%

Total expenses	2.04%	2.05%	1.78%	1.89%	1.71%	1.75%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.04%	2.05%	1.78%	1.89%	1.71%	1.75%[5]

Portfolio turnover rate	10%	15%	47%	34%	7%	10%

30 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

31 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014

Per Share Operating Data
Net asset value, beginning of period	$11.27	$11.13	$11.54	$11.09	$11.25	$10.81

Income (loss) from investment operations:
Net investment income[1]	0.24	0.42	0.41	0.49	0.62	0.65
Net realized and unrealized gain (loss)	0.29	0.08	(0.38)	0.55	(0.15)	0.45

Total from investment operations	0.53	0.50	0.03	1.04	0.47	1.10

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.18)	(0.36)	(0.44)	(0.59)	(0.63)	(0.66)

Net asset value, end of period	$11.62	$11.27	$11.13	$11.54	$11.09	$11.25

Total Return, at Net Asset Value[2]	4.78%	4.61%	0.32%	9.58%	4.22%	10.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,771	$59,045	$69,378	$59,503	$45,449	$50,021

Average net assets (in thousands)	$60,814	$61,247	$68,096	$51,694	$49,242	$41,597

Ratios to average net assets:[3]
Net investment income	4.33%	3.82%	3.69%	4.40%	5.50%	5.98%
Expenses excluding specific expenses listed below	0.65%	0.69%	0.59%	0.76%	0.59%	0.56%
Interest and fees from borrowings	0.16%	0.15%	0.13%	0.06%	0.05%	0.07%
Interest and fees on short-term floating rate notes issued[4]	0.23%	0.21%	0.06%	0.07%	0.07%	0.11%

Total expenses	1.04%	1.05%	0.78%	0.89%	0.71%	0.74%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.04%	1.05%	0.78%	0.89%	0.71%	0.74%

Portfolio turnover rate	10%	15%	47%	34%	7%	10%

32 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

33 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2019 Unaudited

1. Organization

Oppenheimer Rochester AMT-Free New York Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may

34 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

2. Significant Accounting Policies (Continued)

differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended September 30, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended September 30, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses with no expiration will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $109,288,335.

35 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $3,954,486 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$888,499,747	[1]

Gross unrealized appreciation	$33,586,146
Gross unrealized depreciation	(39,069,404)

Net unrealized depreciation	$(5,483,258)

1. The Federal tax cost of securities does not include cost of $71,107,128, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 4.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of)

36 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

2. Significant Accounting Policies (Continued)

net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

37 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

38 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

3. Securities Valuation (Continued)

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and

Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$849,071,173	$89	$849,071,262
U.S. Possessions	—	95,984,854	—	95,984,854
Corporate Bond and Note	—	—	—	—
Common Stock	—	—	9,067,500	9,067,500

Total Assets	$—	$945,056,027	$9,067,589	$954,123,616

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Value as of September 28, 2018	Change in unrealized appreciation/ depreciation	Value as of Sales March 31, 2019

Assets Table
Investments, at Value:
Municipal Bonds and

Notes
New York	$5,258,500	$(2,135,411)	$(3,123,000)	$89
Corporate Bond and Note	1,652,723	(43,011)	(1,609,712)	—
Common Stock	8,990,000	77,500	—	9,067,500

Total Assets	$15,901,223	$(2,100,922)	$(4,732,712)	$9,067,589

39 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at period end:

Change in unrealized appreciation/ depreciation

Assets Table
Investment, at Value
Municipal Bonds and Notes
New York	$(2,135,411)
Corporate Bond and Note	(43,011)
Common Stock	77,500

Total	$(2,100,922)

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Value as of March 31, 2019	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Unobservable Input Used

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$89	Pricing service Adjusted	N/A	N/A	N/A (a)
Common Stock	9,067,500	Pricing service Valuation	Pricing Service Price	N/A	58.50 (b)
			Price Multiple	N/A	50

Total	$9,067,589

(a) Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Manager periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

(b) Securities classified as Level 3 whose values were provided by a pricing service and for which such inputs are unobservable. The security is priced by the pricing service as a bond. The Manager applies an adjustment to the vendor price to reflect the security set up following a bankruptcy restructuring. The Manager periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar

40 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

4. Investments and Risks (Continued)

maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate

41 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of

42 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

4. Investments and Risks (Continued)

the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $26,725,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $120,940,431 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $71,280,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 6,750,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0551-1 Trust	6.519%	2/15/42	$8,877,060
2,500,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0551-2 Trust	6.519	2/15/45	3,267,575
3,070,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2018 XF-0677 Trust	11.174	2/15/42	4,997,469

43 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 3,870,000	NY MTA (Green Bond) Tender Option Bond Series 2017-XF2498 Trust	11.784%	11/15/56	$5,970,404
2,500,000	NY MTA (Green Bond) Tender Option Bond Series 2017-XF2499 Trust	11.937	11/15/57	4,228,550
2,750,000	NYC GO Tender Option Bond Series 2015-XF2014 Trust[3]	11.343	3/1/26	2,764,383
2,335,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2018 XF-0676 Trust	11.276	5/1/40	4,062,667
10,000,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) Tender Option Bond Series 2015-XF2023 Trust[3]	7.578	1/15/46	10,624,000
2,825,000	Port Authority NY/NJ, 205th Series Tender Option Bond Series 2017-XF0584 Trust[3]	11.910	11/15/57	4,868,323

				$49,660,431

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $71,280,000 or 7.33% of its total assets at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The

44 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

4. Investments and Risks (Continued)

purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$6,364,538

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for

45 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$55,627,314
Market Value	$28,204,340
Market Value as % of Net Assets	3.15%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

46 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

5. Market Risk Factors (Continued)

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	2,571,238	$28,839,742	4,400,572	$47,937,722
Dividends and/or distributions reinvested	844,819	9,497,166	1,855,128	20,360,184
Redeemed	(4,528,097)	(50,791,146)	(19,049,863)	(207,691,199)
Net decrease	(1,112,040)	$(12,454,238)	(12,794,163)	$(139,393,293)

Class B
Sold	—	$—	68	$731
Dividends and/or distributions reinvested	—	—	457	4,961
Redeemed[1]	—	—	(51,639)	(563,955)
Net decrease	—	$—	(51,114)	$(558,263)

Class C
Sold	272,381	$3,055,946	814,924	$8,878,559
Dividends and/or distributions reinvested	74,117	833,485	168,780	1,852,048
Redeemed	(636,281)	(7,148,784)	(2,799,802)	(30,575,914)
Net decrease	(289,783)	$(3,259,353)	(1,816,098)	$(19,845,307)

Class Y
Sold	1,100,055	$12,353,922	2,440,080	$26,660,908
Dividends and/or distributions reinvested	72,235	813,369	150,998	1,659,222
Redeemed	(920,622)	(10,341,699)	(3,587,217)	(39,058,425)
Net increase (decrease)	251,668	$2,825,592	(996,139)	$(10,738,295)

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$95,200,873	$139,262,935

47 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Next $4 billion	0.35
Over $5 billion	0.33

The Fund’s effective management fee for the reporting period was 0.50% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

48 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

8. Fees and Other Transactions with Affiliates (Continued)

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	6,451
Accumulated Liability as of March 31, 2019	54,798

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares, pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing that share class, maintaining accounts and providing shareholder services. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plan continues in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under

49 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

the Plan are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
March 31, 2019	$17,149	$—	$1,414

9. Borrowings and Other Financing

Borrowings. The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 4. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 4 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other

50 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

9. Borrowings and Other Financing (Continued)

Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.5 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.5495% at period end). The Fund pays additional fees monthly to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the reporting period equal 0.13% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

At period end, the Fund had borrowings outstanding at an interest rate of 2.5495%.

Details of the borrowings for the reporting period are as follows:

Average Daily Loan Balance	$14,777,473
Average Daily Interest Rate	2.514%
Fees Paid	$264,326
Interest Paid	$206,870

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in

51 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Borrowings and Other Financing (Continued)

interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the reporting period are included in expenses on the Fund’s Statement of Operations and equal 0.03% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare each Wednesday as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the reporting period.

Details of reverse repurchase agreement transactions for the reporting period are as follows:

Fees Paid	$84,744

10. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

Each Reorganization is subject to the approval of shareholders of each Fund. Shareholders of record of each Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Trusts’ Board of Trustees considered in approving the Agreement. The combined prospectus and proxy statement was distributed to shareholders of record on or about February 28, 2019.

52 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

10. Pending Acquisition (Continued)

Each Fund was expected to hold a shareholder meeting on April 12, 2019, at which shareholders of record (as of January 14, 2019) of each Fund would have been entitled to vote on the Reorganization. However, as of April 12, 2019, quorum had not yet been obtained with respect to each Fund; therefore, the shareholder meeting with respect to each Fund has been adjourned to May 17, 2019 for the purpose of providing additional time for shareholders to vote. The meeting may be adjourned or postponed further, as necessary.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

53 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

54 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources

Oppenheimer Rochester AMT-Free New York Municipal Fund	1/22/19	75.5%	0.0%	24.5%

Oppenheimer Rochester AMT-Free New York Municipal Fund	2/19/19	97.3%	0.0%	2.7%

55 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Trustees and Officers	Joel W. Motley, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Brian F. Wruble, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Elizabeth S. Mossow, Vice President
Richard A. Stein, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2019 OppenheimerFunds, Inc. All rights reserved.

56 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

•	Applications or other forms.

•	When you create a user ID and password for online account access.

•	When you enroll in eDocs Direct,SM our electronic document delivery service.

•	Your transactions with us, our affiliates or others.

•	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

57 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

PRIVACY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

•

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677 Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0360.001.0319 May 15, 2019

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s most recent fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT - Free New York Municipal Fund

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz

Principal Executive Officer

Date:	5/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz

Principal Executive Officer

Date:	5/17/2019

By:	/s/ Brian S. Petersen

Brian S. Petersen

Principal Financial Officer

Date:	5/17/2019